Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi- annual shareholder report
MRP SynthEquity ETF
Shareholder Report [Line Items]
Fund Name	MRP SynthEquity ETF
Class Name	MRP SynthEquity ETF
Trading Symbol	SNTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MRP SynthEquity ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.SynthEquityETF.com. You can also request this information by contacting us at (844) 874-7383 or by writing to the MRP SynthEquity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 874-7383
Additional Information Website	www.SynthEquityETF.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRP SynthEquity ETF	$49	0.95%*
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 243,507,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 704,796
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Size (Thousands)	$243,507
Number of Holdings	12
Total Advisory Fee	$704,796
Portfolio Turnover Rate	13%

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Security Type - Other Financial Instruments (% of Total Net Assets)
*	Does not round to 0.1% or (0.1%), as applicable.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026 )

Top Ten Holdings	(% of Total Net Assets)
United States Treasury Note/Bond, 4.38%, 12/15/2026	19.3%
United States Treasury Note/Bond, 4.25%, 03/15/2027	19.1%
United States Treasury Note/Bond, 4.63%, 09/15/2026	19.1%
United States Treasury Note/Bond, 3.75%, 06/30/2027	19.0%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $735.00	10.2%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $840.00	2.8%
S&P 500 Index Purchased Call Option, Expiration: 12/31/2026; Exercise Price: $4,000.00	1.6%
S&P 500 Index Purchased Put Option, Expiration: 12/31/2026; Exercise Price: $7,000.00	0.1%
State Street SPDR S&P 500 ETF Trust Purchased Call Option, Expiration: 6/17/2027; Exercise Price: $780.00	0.0%*
S&P 500 Index Written Put Option, Expiration: 12/31/2026; Exercise Price: $4,000.00	(0.0%)*
*	Does not round to 0.1% or (0.1%), as applicable.

[1]	Costs paid as a percentage of $10,000 is an annualized figure.